Pension Plans and Retiree Benefits	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Pension Plans and Retiree Benefits	Pension Plans and Retiree Benefits
The costs of the defined benefit and post-retirement benefit plans are based on Management's estimate of the future rate of return on the fair value of pension plan assets, salary escalations, mortality rates and other factors affecting the payment of future benefits.

Defined Contribution Plan

AltaGas has a defined contribution (DC) pension plan for substantially all employees. The pension cost recorded for the DC plan was $25 million for the year ended December 31, 2022 (2021 - $22 million).

Defined Benefit Plans

AltaGas has several defined benefit pension plans for unionized and non-unionized employees, including one in Canada (which is comprised of five divisions) and five in the United States. The plans in the United States include a qualified, trusteed, non-contributory defined benefit pension plan, and a non-funded defined benefit restoration plan maintained by Washington Gas.

The defined benefit plans are fully funded except for two of the divisions in Canada, which are partially funded.

In 2021, AltaGas made the decision to wind-up the Canadian defined benefit pension plan effective March 31, 2022. As the decision to wind-up the plan was made in 2021, a curtailment of less than $1 million was recorded to AOCI for the year ended December 31, 2021. In October 2022, approval of the wind-up was received from the Alberta Superintendent of Pensions.

AltaGas’ most recent actuarial valuation of the Canadian defined benefit plan for funding purposes was completed for the year ended December 31, 2019. As the Canadian defined benefit plan is in the process of being wound up, no further actuarial valuations for this plan are required. Actuarial valuations for funding purposes are required annually for AltaGas’ U.S. defined benefit plans.

Supplemental Executive Retirement Plans (SERP)

AltaGas has non-registered defined benefit plans that provide defined benefit pension benefits to eligible executives based on average earnings, years of service and age at retirement. The SERP benefits will be paid from the general revenue of the Corporation as payments come due or from the Rabbi Trusts funded as part of the WGL acquisition. Security will be provided for the SERP benefits through a letter of credit within a retirement compensation arrangement trust account.

Several executive officers of Washington Gas participate in a separate non-funded defined benefit SERP (a non-qualified pension plan). This defined benefit SERP was closed to new entrants beginning January 1, 2010.

Post-Retirement Benefit Plans

AltaGas has several post-retirement benefit plans for unionized and non-unionized employees, including one in Canada and five in the United States. The post-retirement benefit plan in Canada is limited to the payment of life insurance and an annual allocation to a Healthcare Spending Account (HSA). This benefit plan is not funded.

Post-retirement benefit plans in the United States provide certain medical, prescription drug, dental, and life insurance benefits to eligible retired employees, their spouses and covered dependents. Benefits are based on a combination of the retiree's age and years of service at retirement. For eligible Washington Gas retirees and dependents not yet receiving Medicare benefits, Washington Gas provides medical, prescription drug, and dental benefits through Preferred Provider Organization (PPO) or
Health Maintenance Organization (HMO) plans, through the Washington Gas Light Company Retiree Medical Plan. For Medicare-eligible retirees age 65 and older and their dependents, eligible retirees and dependents participate in a tax-free Health Reimbursement Account (HRA) Plan. The HRA plan provides an annual subsidy to help purchase supplemental medical, prescription drug and dental coverage in the marketplace. One of these benefit plans is partially funded, three are fully funded, and one is not funded.

Rabbi Trusts

Rabbi trusts of $11 million as at December 31, 2022 have been funded to satisfy the employee benefit obligations associated with WGL’s various pension plans (December 31, 2021 - $18 million). These balances are included in the "prepaid expenses and other current assets" and "long-term investments and other assets" line items on the Consolidated Balance Sheets.
The following table summarizes the details of the defined benefit plans, including the SERP and post-retirement plans in Canada and the United States:

Year Ended December 31, 2022	Canada		United States		Total
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Projected benefit obligation (a)
Balance, beginning of year	$34	$2	$1,743	$430	$1,777	$432
Actuarial gain	(6)	—	(473)	(118)	(479)	(118)
Current service cost	3	—	22	10	25	10
Member contributions	—	—	—	3	—	3
Interest cost	1	—	52	13	53	13
Benefits paid	(4)	—	(83)	(23)	(87)	(23)
Expenses paid	—	—	(1)	—	(1)	—
Settlements	—	—	(5)	—	(5)	—
Other	—	—	—	1	—	1
Foreign exchange translation	—	—	98	25	98	25
	$28	$2	$1,353	$341	$1,381	$343
Less: projected benefit obligation reclassified to liabilities associated with assets held for sale (note 5) (b)	—	—	(85)	(9)	(85)	(9)
Balance, end of year	$28	$2	$1,268	$332	$1,296	$334

Plan assets
Fair value, beginning of year	$16	$—	$1,715	$1,058	$1,731	$1,058
Actual return on plan assets	(3)	—	(374)	(254)	(377)	(254)
Employer contributions	4	—	8	—	12	—
Member contributions	—	—	—	3	—	3
Benefits paid	(4)	—	(83)	(23)	(87)	(23)
Expenses paid	—	—	(1)	—	(1)	—
Settlements	—	—	(5)	—	(5)	—
Other	—	—	—	1	—	1
Foreign exchange translation	—	—	99	60	99	60
	$13	$—	$1,359	$845	$1,372	$845
Less: plan assets reclassified to assets held for sale (note 5) (b)	—	—	(93)	(3)	(93)	(3)
Fair value, end of year	$13	$—	$1,266	$842	$1,279	$842
Funded status (c)	$(15)	$(2)	$6	$504	$(9)	$502
(a)For post-retirement benefit plans, the projected benefit obligation represents the accumulated benefit obligation.
(b)Presented on a net basis in Note 5. See below for specific amounts included in the Consolidated Balance Sheets.
(c)Calculation includes plan assets and liabilities classified as held for sale.

Year Ended December 31, 2021	Canada		United States		Total
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Projected benefit obligation (a)
Balance, beginning of year	$37	$2	$1,800	$452	$1,837	$454
Actuarial gain	(4)	—	(39)	(19)	(43)	(19)
Current service cost	4	—	23	10	27	10
Member contributions	—	—	—	2	—	2
Interest cost	1	—	49	12	50	12
Benefits paid	(4)	—	(74)	(25)	(78)	(25)
Expenses paid	—	—	(1)	—	(1)	—
Settlements	—	—	(7)	—	(7)	—
Plan amendments	—	—	—	(1)	—	(1)
Foreign exchange translation	—	—	(8)	(1)	(8)	(1)
Balance, end of year	$34	$2	$1,743	$430	$1,777	$432

Plan assets
Fair value, beginning of year	$16	$—	$1,667	$1,016	$1,683	$1,016
Actual return on plan assets	—	—	125	67	125	67
Employer contributions	4	—	11	—	15	—
Member contributions	—	—	—	2	—	2
Benefits paid	(4)	—	(74)	(23)	(78)	(23)
Expenses paid	—	—	(1)	—	(1)	—
Settlements	—	—	(7)	—	(7)	—
Foreign exchange translation	—	—	(6)	(4)	(6)	(4)
Fair value, end of year	$16	$—	$1,715	$1,058	$1,731	$1,058
Funded status	$(18)	$(2)	$(28)	$628	$(46)	$626
(a)For post-retirement benefit plans, the projected benefit obligation represents the accumulated benefit obligation.

For the year ended December 31, 2022 and year ended December 31, 2021, AltaGas' defined benefit and post-retirement benefit pension plans incurred actuarial gains primarily due to the increase in discount rates, which were the result of an increase in high-quality corporate bond yield curves in the Canadian and U.S. markets.

The following amounts were included in the Consolidated Balance Sheets:

	December 31, 2022			December 31, 2021
	Defined Benefit	Post- Retirement Benefits	Total	Defined Benefit	Post-Retirement Benefits	Total
Prepaid post-retirement benefits	$28	$510	$538	$37	$637	$674
Assets held for sale (note 5)	8	—	8	—	—	—
Accounts payable and accrued liabilities (a)	(3)	—	(3)	(8)	—	(8)
Future employee obligations	(42)	(2)	(44)	(75)	(11)	(86)
Liabilities associated with assets held for sale (note 5)	—	(6)	(6)	—	—	—
	$(9)	$502	$493	$(46)	$626	$580
(a)Account balances on the Consolidated Balance Sheets also include certain non-pension related amounts.
The accumulated benefit obligation for all defined benefit plans were:

As at	December 31, 2022		December 31, 2021
	Canada	United States	Canada	United States
Accumulated benefit obligation (a)	$27	$1,307	$33	$1,659
(a)Accumulated benefit obligation differs from projected benefit obligation in that it does not include an assumption with respect to future compensation levels.

For those pension plans where the projected benefit obligation exceeded the fair value of plan assets as at December 31, 2022, the cumulative obligation and asset balances were:

As at	December 31, 2022		December 31, 2021
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Projected benefit obligation	$49	$11	$375	$14
Plan assets	$3	$3	$289	$3

For those pension plans where the accumulated benefit obligation exceeded the fair value of plan assets as at December 31, 2022, the cumulative obligation and asset balances were:

As at	December 31, 2022		December 31, 2021
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Accumulated benefit obligation	$48	$11	$221	$14
Plan assets	$3	$3	$158	$3

The following amounts were recorded in other comprehensive income (loss) and have not yet been recognized in net periodic benefit cost:

Year Ended December 31, 2022	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Past service cost	$—	$—	$—	$(1)	$—	$(1)
Net actuarial loss	(2)	—	—	(3)	(2)	(3)
Recognized in AOCI pre-tax	$(2)	$—	$—	$(4)	$(2)	$(4)
Increase by the amount included in deferred tax liabilities	—	—	—	1	—	1
Net amount in AOCI after-tax	$(2)	$—	$—	$(3)	$(2)	$(3)

Year Ended December 31, 2021	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Past service cost	$—	$—	$—	$(2)	$—	$(2)
Net actuarial gain (loss)	(5)	(1)	4	(6)	(1)	(7)
Recognized in AOCI pre-tax	$(5)	$(1)	$4	$(8)	$(1)	$(9)
Increase (decrease) by the amount included in deferred tax liabilities	1	—	(1)	2	—	2
Net amount in AOCI after-tax	$(4)	$(1)	$3	$(6)	$(1)	$(7)
The following amounts were recorded in a regulatory asset (liability) and have not yet been recognized in net periodic benefit cost:

Year Ended December 31, 2022	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Past service credit	$—	$—	$—	$(64)	$—	$(64)
Net actuarial gain	—	—	(47)	(123)	(47)	(123)
	$—	$—	$(47)	$(187)	$(47)	$(187)
Less: regulatory asset (liability) reclassified to assets (liabilities associated with assets) held for sale	—	—	(3)	3	(3)	3
Recognized in regulatory liability	$—	$—	$(50)	$(184)	$(50)	$(184)

Year Ended December 31, 2021	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Past service credit	$—	$—	$—	$(77)	$—	$(77)
Net actuarial gain	—	—	(26)	(289)	(26)	(289)
Recognized in regulatory liability	$—	$—	$(26)	$(366)	$(26)	$(366)
The costs of the defined benefit and post-retirement benefit plans are based on Management's estimate of the future rate of return on the fair value of pension plan assets, salary escalations, mortality rates and other factors affecting the payment of future benefits.

The net pension expense by plan was as follows:

	Year Ended December 31, 2022
	Canada		United States		Total
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Current service cost (a)	$3	$—	$22	$10	$25	$10
Interest cost (b)	1	—	52	13	53	13
Expected return on plan assets (b)	—	—	(79)	(38)	(79)	(38)
Amortization of past service credit (b)	—	—	—	(18)	—	(18)
Amortization of net actuarial loss (gain) (b)	—	—	2	(7)	2	(7)
Net benefit cost (income) recognized	$4	$—	$(3)	$(40)	$1	$(40)
(a)Recorded under the line item “operating and administrative” expenses on the Consolidated Statements of Income.
(b)Recorded under the line item “other income” on the Consolidated Statements of Income.

	Year Ended December 31, 2021
	Canada		United States		Total
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Current service cost (a)	$4	$—	$23	$10	$27	$10
Interest cost (b)	1	—	49	12	50	12
Expected return on plan assets (b)	(1)	—	(76)	(34)	(77)	(34)
Amortization of past service credit (b)	—	—	—	(18)	—	(18)
Amortization of net actuarial loss (gain) (b)	1	—	6	(6)	7	(6)
Plan settlements (b)	—	—	2	—	2	—
Net benefit cost (income) recognized	$5	$—	$4	$(36)	$9	$(36)
(a)Recorded under the line item “operating and administrative” expenses on the Consolidated Statements of Income.
(b)Recorded under the line item “other income” on the Consolidated Statements of Income.

The objective for fund returns for the Canadian defined benefit pension plan is a liability-matching fixed income portfolio that is constructed to have similar characteristics as the liabilities of the pension plan. The liability-matching fixed income portfolio is determined as the combination of fixed income indices that exhibit the same sensitivity to real and nominal interest rate changes as the liabilities of the pension plan.

The objective for fund returns for the pension plans in the United States, over three to five-year periods, is the sum of two components - a passive component, which is the benchmark index market returns for the asset mix in effect, plus the added value expected from active management, if applicable to the fund. It is the Corporation’s belief that the potential additional returns justify the additional risk associated with active management. The risk inherent in the investment strategy over a market cycle (a three-to five-year period) is two-fold. There is a risk that the market returns, as measured by the benchmark returns, will not be in line with expectations. The other risk is that the expected added value of active management over passive management will not be realized over the time period prescribed in each fund manager's mandate. There is also the risk of annual volatility in returns, which means that in any one year the actual return may be very different from the expected return.

Cash and money market investments may be held from time to time as short-term investment decisions at the discretion of the fund manager(s) within the constraints prescribed by their mandate(s).

The Corporation's target asset mix for the Canadian defined benefit plan is 100 percent fixed income assets. The target asset mix for SEMCO plans is 33 percent fixed income assets, for WGL plans is 50 percent to 70 percent fixed income assets. These objectives have taken into account the nature of the liabilities and the risk-reward tolerance of the Corporation.
The collective investment mixes for the defined benefit plans are as follows as at December 31, 2022 and December 31, 2021:

	Year Ended December 31, 2022
Canada	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
December 31, 2022
Cash and short-term equivalents	$2	$2	$—	15
Fixed income
Canadian bonds	11	$11	$—	85
	$13	$13	$—	100
December 31, 2021
Cash and short-term equivalents	$2	$2	$—	13
Fixed income
Canadian bonds	14	14	—	87
	$16	$16	$—	100

	Year Ended December 31, 2022
United States	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
December 31, 2022
Cash and short-term equivalents	$2	$2	$—	—
Canadian equities	2	2	—	—
Foreign equities (a)	247	247	—	20
Fixed income
Government debt	413	80	333	33
Corporate debt	355	30	325	28
Derivatives	2	—	2	—
Other (b)	11	—	11	1
Total investments in the fair value hierarchy	$1,032	$361	$671	82
Investments measured at net asset value using the NAV practical expedient (c)
Pooled separate accounts (d)	$43			3
Collective trust funds (e)	279			22
Total fair value of plan investments	$1,354			107
Net receivable (f)	5			—
	$1,359			107
Less: investments reclassified to assets held for sale	(93)			(7)
	$1,266			100
December 31, 2021
Cash and short-term equivalents	$2	$2	$—	—
Canadian equities	2	2	—	—
Foreign equities (a)	290	290	—	17
Fixed income
Government debt	346	39	307	20
Corporate debt	502	79	423	30
Derivatives	6	—	6	—
Other (b)	11	—	11	1
Total investments in the fair value hierarchy	$1,159	$412	$747	68
Investments measured at net asset value using the NAV practical expedient (c)
Private equity/limited partnership (g)	$46			3
Pooled separate accounts (d)	38			2
Collective trust funds (e)	467			27
Total fair value of plan investments	$1,710			100
Net receivable (f)	5			—
	$1,715			100
(a)Consists of investments in foreign equities include U.S. and international securities.
(b)As at December 31, 2022 and December 31, 2021, these investments consisted primarily of non-U.S. government bonds and asset-backed securities.
(c)In accordance with ASC Topic 820, these investments are measured at fair value using net asset value (NAV) per share as a practical expedient and, therefore, have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliations of the fair value hierarchy to the statements of net assets available for plan benefits.
(d)As at December 31, 2022, investments in pooled separate accounts consisted of 100 percent income producing properties located in the United States (December 31, 2021 - 100 percent).
(e)As at December 31, 2022, investments in collective trust funds consisted primarily of 79 percent common stock of U.S. companies (December 31, 2021 - 91 percent), 16 percent income producing properties located in the United States (December 31, 2021 - 9 percent), and 5 percent of short-term money market investments (December 31, 2021 - nil).
(f)As at December 31, 2022 and December 31, 2021, this net receivable primarily represents pending trades for investments sold and interest receivable net of pending trades for investments purchased.
(g)As at December 31, 2021, investments in a private equity/limited partnership consisted of common stock of international companies.

The collective investment mixes for the post-retirement benefit plans are as follows as at December 31, 2022 and December 31, 2021:

United States	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
December 31, 2022
Cash and short-term equivalents	$8	$8	$—	1
Foreign equities (a)	50	50	—	6
Fixed income
Government debt	101	21	80	12
Corporate debt	85	8	77	10
Other (b)	5	—	5	1
Total investments in the fair value hierarchy	$249	$87	$162	30
Investments measured at net asset value using the NAV practical expedient (c)
Commingled funds (d)	$596			71
Total fair value of plan investments	$845			101
Less: investments reclassified to assets held for sale	(3)			(1)
	$842			100
December 31, 2021
Cash and short-term equivalents	$6	$6	$—	1
Foreign equities (a)	60	60	—	6
Fixed income
Government debt	104	10	94	10
Corporate debt	122	20	102	11
Other (b)	6	—	6	1
Total investments in the fair value hierarchy	$298	$96	$202	29
Investments measured at net asset value using the NAV practical expedient (c)
Commingled funds (d)	$760			71
	$1,058			100
(a)Consists of investments in foreign equities include U.S. and international securities.
(b)As at December 31, 2022 and December 31, 2021, these investments consisted primarily of non-U.S. government bonds.
(c)In accordance with ASC Topic 820, these investments are measured at fair value using net asset value (NAV) per share as a practical expedient and, therefore, have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliations of the fair value hierarchy to the statements of net assets available for plan benefits.
(d)As at December 31, 2022, investments in commingled funds consisted of approximately 49 percent common stock of large-cap U.S. companies (December 31, 2021 - 51 percent), 23 percent U.S. Government fixed income securities (December 31, 2021 - 21 percent), and 28 percent corporate bonds for WGL’s post-retirement benefit plans (December 31, 2021 - 28 percent).

Year Ended December 31	2022		2021
Significant actuarial assumptions used in measuring net benefit plan costs	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Discount rate (%)	2.50 - 5.05	3.10	1.90 - 2.85	2.50 - 3.10
Expected long-term rate of return on plan assets (%) (a)	2.83 - 6.50	3.00 - 6.50	4.75 - 7.00	3.37 - 7.00
Rate of compensation increase (%)	2.50 - 4.00	3.00	1.00 - 4.00	2.50 - 3.00
(a)Only applicable for funded plans

As at December 31	2022		2021
Significant actuarial assumptions used in measuring benefit obligations	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Discount rate (%)	5.05 - 5.60	5.30 - 5.70	2.50 - 3.10	3.10
Rate of compensation increase (%)	2.50 - 4.00	3.00	2.50 - 4.00	3.00

The expected rate of return on assets is based on the current level of expected returns on risk free investments, the historical level of risk premium associated with other asset classes in which the portfolio is invested, and the expectations for future returns of each asset class. The expected return for each asset class was then weighted based on the target asset allocation to develop the expected rate of return on assets assumption for the portfolio.

The discount rate is based on yields available on high-quality long-term corporate bonds, with maturities matching the estimated timing and amount of expected benefit payments.

The estimates for health care benefits take into consideration increased health care benefits due to aging and cost increases in the future. The assumed health care cost trend rate used to measure the expected cost of benefits for the next year was between 2.8 and 6.5 percent. The health care cost trend rates were assumed to decline to between 2.6 and 5.0 percent by 2030.
The following table shows the expected cash flows for defined benefit pension and other post-retirement plans:

	Defined Benefit	Post-Retirement Benefits
Expected employer contributions:
2023	$8	$—
Expected benefit payments:
2023	$95	$23
2024	$94	$22
2025	$96	$22
2026	$97	$23
2027	$98	$23
2028 - 2032	$501	$119